Consolidated Statement of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Software	$ 14,975	$ 8,131	$ 11,116
Software - related party		1,372	96
Hardware	83,983	118,917	111,021
Total net revenues	98,958	128,420	122,233
Software	(17,822)	(8,720)	(7,247)
Hardware	(80,567)	(125,723)	(96,247)
Total cost of revenues	(98,389)	(134,443)	(103,494)
Total gross profit (loss)	569	(6,023)	18,739
Operating expenses:
Sales and marketing expenses	(1,524)	(2,456)	(4,252)
General and administrative expenses	(24,776)	(52,031)	(18,616)
Research and development expenses	(5,278)	(6,338)	(6,194)
Changes in the fair value of warrant liabilities			(200)
Total operating expenses	(31,578)	(60,825)	(29,262)
Other operating income	1,854	180	2,116
Operating income (loss)	(29,155)	(66,668)	(8,407)
Interest income	15	2	4
Interest expense	(4,972)	(2,578)	(1,832)
Other income	1,330	36	574
Other expense		(18)	(8)
Foreign exchange gain (loss)	250	499	(779)
Income (loss) from continuing operations, before income taxes	(32,532)	(68,727)	(10,448)
Income tax (expense) benefit	949	(331)	(2,342)
Net income (loss) from continuing operations	(31,583)	(69,058)	(12,790)
Discontinued operations
(Loss) income from operations of discontinued entities	(4,151)	(1,300)	408
Income tax benefit (expense)		(1,641)	23
Net (loss) income on discontinued operations	(4,151)	(2,941)	431
Net income (loss)	(35,734)	(71,999)	(12,359)
Net (loss) attributable to noncontrolling interest - continuing operations	5	(104)	(82)
Net income (loss) attributable to noncontrolling interest - discontinued operations	(1,330)	(131)	292
Less: net income (loss) attributable to noncontrolling interest	(1,325)	(235)	210
Net income (loss) attributable to Borqs Technologies, Inc.	(34,409)	(71,764)	(12,569)
Add: Accretion to redemption value of Convertible Redeemable Preferred Shares			(6,956)
Net loss attributable to ordinary shareholders	$ (34,409)	$ (71,764)	$ (19,525)
Net earnings (loss) per share from continuing operations attributable to Borqs Technologies, Inc.
Earnings (loss) per share-Basic:	$ (0.88)	$ (2.21)	$ (1.53)
Earnings (loss) per share-Diluted:	(0.88)	(2.21)	(1.53)
Net (loss) earnings per share from discontinued operations attributable to Borqs Technologies, Inc.
(Loss) earnings per share-Basic:	(0.08)	(0.09)	0.01
(Loss) earnings per share-Diluted:	(0.08)	(0.09)	0.01
Net loss per share attributable to Borqs Technologies, Inc.
Loss per share-Basic:	(0.96)	(2.30)	(1.52)
Loss per share-Diluted:	$ (0.96)	$ (2.30)	$ (1.52)
Number of ordinary shares used in earnings per share computation:
Weighted-average number of ordinary shares used in calculating continuing operations-basic	35,919,014	31,200,056	12,842,671
Weighted-average number of ordinary shares used in calculating continuing operations-diluted	35,919,014	31,200,056	12,842,671
Weighted-average number of ordinary shares used in calculating discontinued operations-basic	35,919,014	31,200,056	12,842,671
Weighted-average number of ordinary shares used in calculating discontinued operations-diluted	35,919,014	31,200,056	12,842,671